Accounting policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of consolidated subsidiaries
The following entities were consolidated as of December 31, 2017:

	Place incorporated	Ownership percentage
SGOCO	Cayman Islands	Parent Company
SGOCO International	Hong Kong	100%
Beijing SGOCO	Beijing, China	100%
SGO	Delaware, USA	100%
SGOCO Shenzhen	Shenzhen, China	100%
BOCA	Hong Kong	100%
Century Skyway Limited (“CSL”)	Hong Kong	100%
Shen Zhen Provizon Technology Co., Limited	Shenzhen, China	100%
Giant Connection Limited	Republic of Seychelles	100%
Giant Credit Limited (“GCL”)	Hong Kong	100%

Schedule of fair value of financial assets and liabilities
The following table sets forth by level within the fair value hierarchy our financial assets and liabilities that were accounted for at fair value on a recurring basis:

	Carrying Value at December 31, 2017	Fair Value Measurement at December 31, 2017
		Level 1	Level 2	Level 3
Warrant derivative liability	$680	$-	$-	$680

Schedule of changes in financial liabilities
A summary of changes in financial liabilities for the years ended December 31, 2017 and 2016 was as follows:

Balance at January 1, 2016	$2,169
Interest expenses on convertible notes	5
Conversion of convertible notes	(3,674)
Change in fair value of convertible notes	1,500
Balance at December 31, 2016	-
Issuance of warrants on April 5, 2017	530
Change in fair value of warrant derivative liability	150
Balance at December 31, 2017	680

Schedule of Assumptions Used to Value Convertible Notes
The fair value of the outstanding warrants was calculated using the Monte-Carlo simulation Model with the following assumptions at inception and on subsequent valuation date:

Warrants	December 31, 2017	April 5, 2017
Market price per share (USD/share)	$1.06	$2.75
Exercise price (USD/share)	1.00	2.75
Risk free rate	2.00%	1.83%
Dividend yield	-%	-%
Expected term/Contractual life (years)	3.26	4.00
Expected volatility	110.46%	106.46%